Organization and principal activities	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
1.
Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands, retailers and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way.

The Company has six major business groups and various other businesses. The six major business groups are Taobao and Tmall Group, Cloud Intelligence Group, Alibaba International Digital Commerce Group, Cainiao Smart Logistics Network Limited, Local Services Group, and Digital Media and Entertainment Group. An ecosystem has developed around the Company’s platforms and businesses that consists of consumers, merchants, brands, retailers, third-party service providers, strategic alliance partners and other businesses.

Taobao and Tmall Group is comprised of (i) China commerce retail business and (ii) China commerce wholesale business. China commerce retail business mainly consists of Taobao and Tmall, the Company’s digital retail business in China, Xianyu, a consumer-to-consumer community and marketplace in China for second-hand goods, as well as direct sales businesses, including Tmall Supermarket and Tmall Global. China commerce wholesale business mainly includes 1688.com, an integrated domestic wholesale marketplace in China.

Cloud Intelligence Group offers a comprehensive suite of cloud services, based on a three-tier architecture of infrastructure-as-a-service (IaaS), platform-as-a-service (PaaS) and model-as-a-service (MaaS) to customers worldwide.

Alibaba International Digital Commerce Group is comprised of (i) International commerce retail business and (ii) International commerce wholesale business. International commerce retail business mainly includes AliExpress, a global e-commerce platform, Trendyol, an e-commerce platform in Türkiye, Lazada, an e-commerce platform in Southeast Asia, Daraz, an e-commerce platform across South Asia with key markets in Pakistan and Bangladesh, and Miravia, an e-commerce platform in Spain. International commerce wholesale business mainly includes Alibaba.com, an integrated international online wholesale marketplace.

Cainiao Smart Logistics Network Limited (“Cainiao”) has established a smart logistics network, with end-to-end logistics capabilities, on a global scale. Cainiao controls the key nodes of the logistics network to ensure service quality, efficiency and reliability, while leveraging trusted partners' capabilities to drive scalability and capital efficiency. Cainiao provides a wide array of innovative logistics solutions in China and around the world.

Local Services Group is comprised of (i) “To-Home” business which include Ele.me, a local services and on-demand delivery platform in China and (ii) “To-Destination” businesses which mainly include Amap, the provider of mobile digital map, navigation and real-time traffic information in China.

Digital Media and Entertainment Group is comprised of (i) Youku, an online long-form video platform in China which produces and distributes high-quality video content and (ii) Alibaba Pictures, which provides content production, promotion and distribution, performance and event ticketing management, IP-related licensing and operations, cinema ticketing management, and data services for the entertainment industry.

All other businesses include Sun Art, Freshippo, Alibaba Health, Lingxi Games, Intime, Intelligent Information Platform, Fliggy, DingTalk and other businesses.

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA” and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the codes “9988 (HKD Counter)” and “89988 (RMB Counter).”